Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2014
Accumulated Other Comprehensive Income [Abstract]
Accumulated Other Comprehensive Income

NOTE 3. OTHER COMPREHENSIVE INCOME

Changes in the balances of each component included in accumulated OCI are presented below. For the year ended December 31, 2014, the amounts reclassified from accumulated OCI include amounts realized upon the sale of our investment in América Móvil, S.A. de C.V. (América Móvil) (see Note 5). All amounts are net of tax and exclude noncontrolling interest.

At December 31, 2014 and 2013 and for the years ended
	Foreign Currency Translation Adjustment		Net Unrealized Gains (Losses) on Available-for-Sale Securities		Net Unrealized Gains (Losses) on Cash Flow Hedges		Defined Benefit Postretirement Plans		Accumulated Other Comprehensive Income
Balance as of December 31, 2012	$(284)		$272		$(110)		$5,358		$5,236
Other comprehensive income (loss) before reclassifications	(138)		257		525		2,765		3,409
Amounts reclassified from accumulated OCI	55	[1]	(79)	[2]	30	[3]	(771)	[4]	(765)
Net other comprehensive income (loss)	(83)		178		555		1,994		2,644
Balance as of December 31, 2013	(367)		450		445		7,352		7,880
Other comprehensive income (loss) before reclassifications	(75)		64		260		428		677
Amounts reclassified from accumulated OCI	416	[1]	(16)	[2]	36	[3]	(933)	[4]	(497)
Net other comprehensive income (loss)	341		48		296		(505)		180
Balance as of December 31, 2014	$(26)		$498		$741		$6,847		$8,060
[1]	Translation (gain) loss reclassifications are included in Other income (expense) - net in the consolidated statements of income.
[2]	(Gains) losses are included in Other income (expense) - net in the consolidated statements of income.
[3]	(Gains) losses are included in interest expense in the consolidated statements of income. See Note 10 for additional information.
[4]	The amortization of prior service credits associated with postretirement benefits, net of amounts capitalized as part of construction labor, are included in Cost of services and sales and Selling, general and administrative in the consolidated statements of income
(see Note 12). Actuarial loss reclassifications related to our equity method investees are included in Other income (expense) - net in the consolidated statements of income.